UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      V3 Capital Management, L.P.
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Address:   535 Madison Avenue
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           New York, NY  10022
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Fitzgerald
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Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
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Signature, Place, and Date of Signing:

  /s/ Charles Fitzgerald       New York, New York            11/14/11
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            9
                                               -------------

Form 13F Information Table Value Total:          59,667
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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


         Name of          Title of         Value  Shrs of    SH/   PUT/ Investme Other
          Issuer           Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretiManagers  Sole  Shared

AGREE REALTY CORP           COM   00849210    2538   116536               Sole            Sole
CAPITAL SENIOR LIVING CORP  COM   14047510    3857   625060               Sole            Sole
CHATHAM LODGING TR          COM   16208T10    2833   285619               Sole            Sole
COGDELL SPENCER INC         COM   19238U10    7955  2110032               Sole            Sole
COUSINS PPTYS INC           COM   22279510    7510  1283710               Sole            Sole
CUBESMART                   COM   22966310    6491   761000               Sole            Sole
EQUITY LIFESTYLE PROPERTIE  COM   29472R10   18766   299301               Sole            Sole
KILROY RLTY CORP            COM   49427F10    7058   225500               Sole            Sole
TERRENO REALTY CORP         COM   88146M10    2659   207262               Sole            Sole


